OPERATING LEASE COMMITMENTS (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($) ft²	Dec. 31, 2020 USD ($)
Cash paid for operating lease liabilities	$ 815,000	$ 770,000
Weighted average remaining lease term	3 years 4 months 24 days
Weighted average discount rate	5.00%
Operating lease costs	$ 751,000	692,000
Short-term lease costs	$ 31,000	34,000
Area of lease | ft²	24,000
China
Area of lease | ft²	19,400
Maturity date	Oct. 31, 2024
Lease base annual rental payments	$ 317,000	301,000
United States
Area of lease | ft²	20,460
Maturity date	Jan. 31, 2026
Lease base annual rental payments	$ 372,000	361,000
Germany
Area of lease | ft²	4,895
Lease base annual rental payments	$ 58,000	$ 62,000